UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file Number: 811-21200

                  NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Real Estate Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)



Date of fiscal year end: October 31, 2002

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS


SEMI-ANNUAL REPORT                                       [NEUBERGER BERMAN LOGO]
APRIL 30, 2003


                             NEUBERGER BERMAN
                             REAL ESTATE
                             INCOME FUND INC.

CONTENTS
--------

     THE FUND

     CHAIRMAN'S LETTER                               2

     PORTFOLIO COMMENTARY/
       PERFORMANCE HIGHLIGHTS                        4

     SCHEDULE OF INVESTMENTS/
       TOP TEN EQUITY HOLDINGS                       7

     FINANCIAL STATEMENTS                           10

     FINANCIAL HIGHLIGHTS
       PER SHARE DATA                               18

     DIVIDEND REINVESTMENT PLAN                     20

     DIRECTORY                                      23

     DIRECTORS AND OFFICERS                         24

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2003 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER
-----------------

[PHOTO OF PETER SUNDMAN]

Dear Fellow Shareholder,

Welcome to the Neuberger Berman Real Estate Income Fund, which opened on November 25, 2002. We are pleased that you have entrusted us with your hard-earned assets, and I can assure you that we will strive to achieve the best results consistent with controlling risk. The Fund is off to a good start, completing its first period of operation with a positive return on a net asset value basis, and solid performance compared with its benchmark.

The Fund's investment objective is to provide high current income, and its secondary objective is to provide capital appreciation. In seeking to accomplish both, we have assembled a portfolio with a broad mix of equity and preferred securities of real estate investment trusts (REITs).

We believe that REITs are an asset class that can offer distinct advantages to investors. They must distribute 90% of their taxable income to shareholders to avoid taxation at the corporate level. As a result, they tend to offer a higher yield than stocks or bonds as an asset class. In addition, REITs have historically fared better during periods of economic weakness than other industry groups, meaning they may provide ballast to a balanced portfolio amid a challenging investing environment.

Portfolio Manager Steven Brown's investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks out real estate securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors.

We hope that the Real Estate Income Fund will become a mainstay holding in your portfolio. We believe our conservative investing philosophy and disciplined investment process will benefit you with

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

superior current income and capital appreciation over the long term.

Thank you for your trust in Neuberger Berman. We will work diligently to keep earning it.

Sincerely,

                                /s/ Peter Sundman

                                  PETER SUNDMAN
                              CHAIRMAN OF THE BOARD
                          NEUBERGER BERMAN REAL ESTATE
                        INCOME FUND INC. CLOSED-END FUND

REAL ESTATE INCOME FUND INC. PORTFOLIO COMMENTARY
-------------------------------------------------

We are pleased to report that the Neuberger Berman Real Estate Income Fund Inc. generated a positive rate of return and outperformed its benchmark, the NAREIT Equity REIT Index for the period November 25, 2002 (the inception date of the Fund) through April 30, 2003 based on net asset value (NAV). Generally, real estate investment trusts (REITs) outpaced the return of broad equity market indices for the reporting period.

Since the beginning of 2003, the Fund's performance was driven by its overweight allocation in the Health Care sector and the Diversified sector. Superior stock selection benefited in the Regional Mall, Lodging, Healthcare, and Apartment sectors. The Fund's underweight position in the Industrial sector also benefited performance. Strong performance in the Office sector was driven by the group's very attractive valuation level at the beginning of the year. Investor concern in late 2002 about soft fundamentals caused valuations to decline to a 20% to 25% discount to net real estate value. We believe that our stock selection process, which is centered on relative valuation, should continue to benefit performance.

At the close of the reporting period, we continue to expect economic conditions to improve in the second half of the year. Our outlook for REITs remains positive, as we see a renewal in economic activity to be generally supportive of increased operating results and earnings for REITs. Over the next four to six quarters, we believe that REITs' potential earnings improvements, combined with current dividend yields and share price appreciation, should drive favorable returns.

Although sustained economic improvement may result in higher interest rates, we do not believe this would detract from the performance outlook for REITs. In fact, stronger economic activity, often times a precursor to higher rates, should enhance the operating fundamentals of REITs. In addition, we believe that current REIT valuation levels remain attractive. Most REIT price-to-cash flow multiples remain substantially below the average level exhibited over the last 15-year period, and current REIT share prices are only at a slight premium to real estate value (the aggregate value of the underlying REIT properties).

In our opinion, real estate fundamentals should improve over the next twelve months. The rate of supply growth -- as measured by permitting activity and construction starts -- has been slowing across most property sectors and geographic regions. We expect this trend to remain in place through 2004. The other component of real estate fundamentals -- demand -- is currently weak but should strengthen consistent with an improving economy. We believe that gross domestic product (GDP) growth of 2.5% to 3.0% would be sufficient to generate higher occupancy levels across most property sectors.

--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
NEUBERGER BERMAN

NAV                                        INCEPTION DATE            CUMULATIVE TOTAL RETURN
                                                                             SINCE INCEPTION
Real Estate Income Fund                        11/25/2002                              8.21%

MARKET PRICE                               INCEPTION DATE            CUMULATIVE TOTAL RETURN
                                                                             SINCE INCEPTION
Real Estate Income Fund                        11/25/2002                              6.71%

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

Our investment focus remains geared toward owning a portfolio diversified across all core property sectors and geographic regions. The Fund has important holdings in the Residential, Retail and Office/Industrial sectors. We also have an important weighting in the Lodging/Resorts sector, as we believe it will be among the first beneficiaries of an economic turnaround. We continue to seek out companies with improving fundamentals, strong financial positions and opportunistic management teams.

Sincerely,


                                /s/ Steven Brown

                                  STEVEN BROWN
                                PORTFOLIO MANAGER

GLOSSARY OF INDICES
-------------------

     NAREIT EQUITY REIT INDEX:     Tracks the performance of all Equity REITs
                                   currently listed on the New York Stock
                                   Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
---------------------------------------------------------------------


---------------------------------------------

TOP TEN EQUITY HOLDINGS

     HOLDING                                %
 1   Mills Corp.                          5.7

 2   Apartment Investment & Management    5.3

 3   Ventas, Inc.                         4.3

 4   iStar Financial                      4.0

 5   Glimcher Realty Trust                3.7

 6   Host Marriott                        3.6

 7   CarrAmerica Realty                   3.4

 8   Vornado Realty Trust                 3.3

 9   Mack-Cali Realty                     3.1

10   Equity Office Properties Trust       3.0

---------------------------------------------

NUMBER OF SHARES                                         MARKET VALUE +
                                                        (000'S OMITTED)
COMMON STOCKS (119.8%)

APARTMENTS (23.0%)
    21,600    Amli Residential Properties Trust               $    489
    90,000    Apartment Investment & Management                  3,398
    70,000    Archstone-Smith Trust                              1,596
    43,000    Avalonbay Communities                              1,715
    83,700    Camden Property Trust                              2,925
    80,400    Gables Residential Trust                           2,282
    45,000    Home Properties of New York                        1,563
    24,300    Mid-America Apartment Communities                    625
    22,900    Town & Country Trust                                 510
    43,000    United Dominion Realty Trust                         718
                                                              --------
                                                                15,821

COMMUNITY CENTERS (10.4%)
    54,000    Developers Diversified Realty                      1,361
    32,400    Federal Realty Investment Trust                      999
    30,900    Heritage Property Investment Trust                   785
    62,000    New Plan Excel Realty Trust                        1,239
    85,700    Tanger Factory Outlet Centers                      2,759
                                                              --------
                                                                 7,143

DIVERSIFIED (15.6%)
    82,600    Colonial Properties Trust                          2,809
   134,800    iStar Financial                                    4,035
    17,400    Pennsylvania REIT                                    497
    88,000    Vornado Realty Trust                               3,344
                                                              --------
                                                                10,685

HEALTH CARE (12.2%)
    40,000    Health Care Property Investors                     1,489
    74,700    Health Care REIT                                   2,127
    33,600    Nationwide Health Properties                         470
   329,800    Ventas, Inc.                                       4,287*
                                                              --------
                                                                 8,373

INDUSTRIAL (2.7%)
    37,700    EastGroup Properties                                 979
    22,100    First Industrial Realty Trust                        618
    13,000    Keystone Property Trust                              224
                                                              --------
                                                                 1,821

LODGING (2.4%)
    57,600    Hospitality Properties Trust                       1,659

MANUFACTURED HOMES (0.7%)
    23,400    Chateau Communities                                  506

OFFICE (26.1%)
    87,700    Arden Realty                                    $  2,090
    59,700    Brandywine Realty Trust                            1,332
   130,800    CarrAmerica Realty                                 3,411
   115,100    Equity Office Properties Trust                     2,989
    77,400    Glenborough Realty Trust                           1,283
    62,800    Highwoods Properties                               1,272
    97,600    Mack-Cali Realty                                   3,080
    88,800    Prentiss Properties Trust                          2,442
                                                              --------
                                                                17,899

OFFICE--INDUSTRIAL (13.3%)
    39,400    Bedford Property Investors                         1,050
    45,700    Duke Realty                                        1,252
   102,500    Kilroy Realty                                      2,544
    71,000    Liberty Property Trust                             2,222
   107,600    Reckson Associates Realty                          2,028
                                                              --------
                                                                 9,096

REGIONAL MALLS (11.8%)
    15,000    CBL & Associates Properties                          637
   180,600    Glimcher Realty Trust                              3,731
    28,000    Macerich Co.                                         924
    87,400    Mills Corp.                                        2,793
                                                              --------
                                                                 8,085

SELF STORAGE (1.6%)
    30,600    Shurgard Storage Centers                           1,000
     4,500    Sovran Self Storage                                  132
                                                              --------
                                                                 1,132

TOTAL COMMON STOCKS
(COST $77,816)                                                  82,220
                                                              --------

PREFERRED STOCKS (25.7%)

APARTMENTS (2.7%)
     2,000    Apartment Investment & Management, Ser. G             53
    17,800    Apartment Investment & Management, Ser. H            452
    18,800    Apartment Investment & Management, Ser. Q            508
    31,800    Apartment Investment & Management, Ser. R            852
                                                              --------
                                                                 1,865

COMMERCIAL SERVICES (0.7%)
    20,000    Newcastle Investment, Ser. B                         503

COMMUNITY CENTERS (0.6%)
     1,000    Kramont Realty Trust, Ser. D                          26
    13,100    Ramco-Gershenson Properties Trust, Ser. B            348
                                                              --------
                                                                   374

SCHEDULE OF INVESTMENTS NEUBERGER BERMAN REAL ESTATE INCOME FUND INC. CONT'D
----------------------------------------------------------------------------

NUMBER OF SHARES                                         MARKET VALUE +
                                                        (000'S OMITTED)
DIVERSIFIED (2.1%)
    45,200    Crescent Real Estate Equities, Ser. A           $    917
    19,500    Crescent Real Estate Equities, Ser. B                507
                                                              --------
                                                                 1,424

HEALTH CARE (0.3%)
     7,800    SNH Capital Trust, Ser. Z                            211

LODGING (12.3%)
    66,300    Boykin Lodging, Ser. A                             1,684
    20,400    Felcor Lodging Trust, Ser. A                         393
    86,500    Felcor Lodging Trust, Ser. B                       1,816
    46,100    Host Marriott, Ser. A                              1,141
    11,000    Host Marriott, Ser. B                                271
    90,600    Host Marriott, Ser. C                              2,224
     1,300    Innkeepers USA Trust, Ser. A                          31
    34,000    LaSalle Hotel Properties, Ser. A                     908
                                                              --------
                                                                 8,468

OFFICE (1.3%)
     5,100    Corporate Office Properties  Trust, Ser. F           140
     4,000    Glenborough Realty Trust, Ser. A                      91
    25,000    HRPT Properties Trust, Ser. A                        674
                                                              --------
                                                                   905

REGIONAL MALLS (5.3%)
    28,600    Glimcher Realty Trust, Ser. B                        724
   100,000    Mills Corp., Ser. B                                2,600
    11,400    Mills Corp., Ser. C                                  295
                                                              --------
                                                                 3,619

SELF STORAGE (0.4%)
     9,700    Public Storage, Depositary Shares                    265
       900    Sovran Self Storage, Ser. B                           24
                                                              --------
                                                                   289

TOTAL PREFERRED STOCKS
(COST $17,854)                                                  17,658
                                                              --------

PRINCIPAL AMOUNT                                         MARKET VALUE +
                                                        (000'S OMITTED)
SHORT-TERM INVESTMENTS (1.2%)
  $790,000    U.S. Treasury Bills, 1.15%,
              due 5/1/03
              (COST $790)                                     $    790#
                                                              --------

TOTAL INVESTMENTS (146.7%)
(COST $96,460)                                                 100,668##
Liabilities, less cash, receivables and other assets [(0.8%)]     (531)
Auction Preferred Shares at redemption value [(45.9%)]         (31,500)
                                                              --------

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)   $ 68,637
                                                              --------

See Notes to Schedule of Investments    8

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investment securities of the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the directors of Neuberger Berman Real Estate Income Fund Inc. believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At April 30, 2003, the cost of investments for U.S. Federal income tax purposes was $96,460,000. Gross unrealized appreciation of investments was $5,496,000 and gross unrealized depreciation of investments was $1,288,000 resulting in net unrealized appreciation of $4,208,000 based on cost for U.S. Federal income tax purposes.

*    Security is segregated as collateral for interest rate swap contracts.

See Notes to Financial Statements       9

STATEMENT OF ASSETS AND LIABILITIES

NEUBERGER BERMAN                                                                  REAL ESTATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                          INCOME FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                         $100,668
---------------------------------------------------------------------------------------------
     Cash                                                                                   4
---------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                    296
---------------------------------------------------------------------------------------------
     Prepaid expenses and other assets                                                     30
=============================================================================================
TOTAL ASSETS                                                                          100,998
=============================================================================================
LIABILITIES
     Dividends payable--preferred shares                                                    8
---------------------------------------------------------------------------------------------
     Dividends payable--common shares                                                      63
---------------------------------------------------------------------------------------------
     Payable for securities purchased                                                     133
---------------------------------------------------------------------------------------------
     Interest rate swaps, at market value (Note A)                                        374
---------------------------------------------------------------------------------------------
     Net payable for swap contracts (Note A)                                               29
---------------------------------------------------------------------------------------------
     Payable for offering costs (Note A)                                                  156
---------------------------------------------------------------------------------------------
     Payable to investment manager--net (Note B)                                           16
---------------------------------------------------------------------------------------------
     Payable to administrator (Note B)                                                     20
---------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                   62
=============================================================================================
TOTAL LIABILITIES                                                                         861
=============================================================================================
AUCTION PREFERRED SHARES SERIES A AT REDEMPTION VALUE
     1,500 shares authorized; 1,260 shares issued and outstanding;
     $.0001 par value; $25,000
     liquidation value per share (Note A)                                              31,500
=============================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                $ 68,637
=============================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Common stock paid-in capital                                                    $ 64,682
---------------------------------------------------------------------------------------------
     Undistributed (dividends in excess of) net investment income                         140
---------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                               (19)
---------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) in value of investments                 3,834
=============================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                $ 68,637
=============================================================================================
COMMON SHARES OUTSTANDING ($.0001 PAR VALUE; 999,998,500 SHARES AUTHORIZED)             4,571
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                         $  15.02
=============================================================================================
*COST OF INVESTMENTS                                                                 $ 96,460
=============================================================================================

See Notes to Financial Statements      10

         NEUBERGER BERMAN FOR THE PERIOD FROM NOVEMBER 29, 2002 (COMMENCEMENT OF
                                       OPERATIONS) TO APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS
-----------------------

NEUBERGER BERMAN                                                                                REAL ESTATE
(000'S OMITTED)                                                                                 INCOME FUND

INVESTMENT INCOME

Dividend income                                                                                      $2,711
-----------------------------------------------------------------------------------------------------------
Interest income                                                                                          51
===========================================================================================================
Total income                                                                                          2,762
===========================================================================================================

EXPENSES:

Investment management fee (Note B)                                                                      202
-----------------------------------------------------------------------------------------------------------
Administration fee (Note B)                                                                              85
-----------------------------------------------------------------------------------------------------------
Auction agent fees                                                                                       17
-----------------------------------------------------------------------------------------------------------
Auditing fees                                                                                            18
-----------------------------------------------------------------------------------------------------------
Basic maintenance expense                                                                                 6
-----------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                                  25
-----------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                                             10
-----------------------------------------------------------------------------------------------------------
Legal fees                                                                                               23
-----------------------------------------------------------------------------------------------------------
Net interest expense on interest rate swap contracts (Note A)                                           132
-----------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                      11
-----------------------------------------------------------------------------------------------------------
Stock exchange listing fees                                                                              13
-----------------------------------------------------------------------------------------------------------
Stock transfer agent fees                                                                                15
-----------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                             8
===========================================================================================================
Total expenses                                                                                          565

Investment management fee waived and expenses reduced by
  custodian fee expense offset arrangement (Note B)                                                    (136)
===========================================================================================================
Total net expenses                                                                                      429
===========================================================================================================
Net investment income                                                                                 2,333
===========================================================================================================
REALIZED AND UNREALIZED GAIN (Loss) ON INVESTMENTS

Net realized gain (loss) on investment securities sold                                                  (19)
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
-----------------------------------------------------------------------------------------------------------
       Investment securities (Note A)                                                                 4,208
       ----------------------------------------------------------------------------------------------------
       Interest rate swap contracts (Note A)                                                           (374)
       ====================================================================================================
Net gain (loss) on investments                                                                        3,815
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
-----------------------------------------------------------------------------------------------------------
       Net investment income                                                                            (94)
       ====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS    $6,054
===========================================================================================================

See Notes to Financial Statements      11

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                     REAL ESTATE INCOME FUND

NEUBERGER BERMAN                                                                                 PERIOD FROM
                                                                                           NOVEMBER 29, 2002
                                                                                               (COMMENCEMENT
                                                                                           OF OPERATIONS) TO
                                                                                                   APRIL 30,
                                                                                                        2003
(000'S OMITTED)                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

FROM OPERATIONS:

Net investment income (loss)                                                                         $ 2,333
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                  (19)
------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                                    3,834
------------------------------------------------------------------------------------------------------------
Distributions to preferred shareholders from:
Net investment income                                                                                    (94)
============================================================================================================
Net increase (decrease) in net assets applicable to common shareholders resulting from operations      6,054
============================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

Net investment income                                                                                 (2,099)
============================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:

Net proceeds from issuance of common shares                                                           60,139
------------------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                                        5,003
------------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends                                                                  200
------------------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                                            (660)
============================================================================================================
Total net proceeds from capital share transactions                                                    64,682
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                               68,637

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Beginning of period                                                                                       --
============================================================================================================
End of period                                                                                        $68,637
============================================================================================================
Accumulated undistributed net investment income at end of period                                     $   140
============================================================================================================

See Notes to Financial Statements      12

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS REAL ESTATE INCOME FUND
-----------------------------------------------------

     NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman Real Estate Income Fund Inc. (the "Fund") was organized as a Maryland corporation on September 11, 2002 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund had no operations until November 29, 2002, other than matters relating to its organization and the sale on November 20, 2002 of 6,981 shares of common stock for $100,003 ($14.325 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock, into one or more classes of preferred stock, without the approval of shareholders.

     The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay dividends to common shareholders from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset

NOTES TO FINANCIAL STATEMENTS REAL ESTATE INCOME FUND CONT'D
------------------------------------------------------------

     by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-7.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     The Fund declared two monthly dividends to common shareholders from its net investment income in the amount of $0.115 per share per month, payable May 30, 2003 and June 30, 2003, to shareholders of record on May 14, 2003 and June 13, 2003, respectively, with ex-dividend dates of May 12, 2003 and June 11, 2003, respectively.

6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses can otherwise be made fairly.

7 REDEEMABLE PREFERRED SHARES: On December 12, 2002, the Fund re-classified 1,500 unissued shares of capital stock as Auction Preferred Shares Series A ("Preferred Shares"). On February 7, 2003, the Fund issued 1,260 Preferred Shares. All Preferred Shares have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value").

     Dividends to preferred shareholders, which are cumulative, are accrued daily and paid every 7 days. Dividend rates are reset every 7 days based on the results of an auction. For the period from February 7, 2003 to April 30, 2003, dividend rates ranged from 1.25% to 1.35%. The Fund declared dividends to preferred shareholders for the period May 1, 2003 to May 31, 2003 of $35,761.

     The Fund may redeem Preferred Shares, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value. The Fund is also subject to certain restrictions relating to the Preferred Shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at Liquidation Value. The holders of Preferred Shares are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the Preferred Shares will vote separately as a class on certain matters, as required by law. The holders of the Preferred Shares, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund failed to pay dividends on Preferred Shares for two consecutive years.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

8 INTEREST RATE SWAPS: The Fund may enter into interest rate swap transactions, with institutions that the Fund's investment manager has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. The Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty's paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Preferred Shares. The payment flows are netted against each other, with the difference being paid by one party to the other. The Fund will segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

     Risks may arise if the counterparty to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

     The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Realized gains and losses from terminated swaps are included in net realized gains or losses in the Statement of Operations. At April 30, 2003, the Fund had outstanding interest rate swap contracts as follows:

                                                                                  RATE TYPE
                                                                      ----------------------------------
                                                                      PAYMENTS MADE    PAYMENTS RECEIVED        UNREALIZED
     SWAP COUNTERPARTY        NOTIONAL AMOUNT      TERMINATION DATE     BY THE FUND       BY THE FUND(1)      DEPRECIATION
     Citibank, N.A.               $13,000,000      February 12,2008        3.396%            1.30375%            $166,299
     Citibank, N.A.               $13,000,000      February 12,2010        3.923%            1.30375%             207,850
                                                                                                                 ---------
                                                                                                                  374,149

     (1) 30 day LIBOR (London Interbank Offered Rate)

9 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

10   TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.:
     The Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same directors and trustees as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of

NOTES TO FINANCIAL STATEMENTS REAL ESTATE INCOME FUND CONT'D
------------------------------------------------------------

     liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the period ended April 30, 2003, income earned on this investment amounted to $12,238 and is reflected in the Statement of Operations under the caption Interest income.

11 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. Offering costs for common stock paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offering and amounted to $136,500.

     Additionally, estimated offering costs of $345,000 and a sales load of $315,000 incurred through the issuance of Preferred Shares and paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's preferred shares offering.

12 CONCENTRATION OF RISK: Under normal market conditions, the Fund's investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. Values of the securities of such companies may fluctuate due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES:

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund less liabilities, other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any Preferred Shares outstanding is not considered a liability.

     Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

          FISCAL PERIOD OR YEAR ENDED                  % OF AVERAGE
                  OCTOBER 31,                      DAILY MANAGED ASSETS
          -------------------------------------------------------------
                  2003 - 2007                              0.40%
                      2008                                 0.32
                      2009                                 0.24
                      2010                                 0.16
                      2011                                 0.08

     Management has not agreed to waive any portion of its fees beyond October 31, 2011.

     For the period ended April 30, 2003, such waived fees amounted to $135,633.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets.

     Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $12.

     NOTE C--SECURITIES TRANSACTIONS:

     During the period ended April 30, 2003, there were purchase and sale transactions (excluding short-term securities and interest rate swap contracts) of $97,033,000 and $1,344,000, respectively.

     During the period ended April 30, 2003, brokerage commissions on securities transactions amounted to $168,424, of which Neuberger received $214, and other brokers received $168,210.

     NOTE D--CAPITAL:

     At April 30, 2003, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:

                              COMMON SHARES     COMMON SHARES OWNED
                                OUTSTANDING            BY NEUBERGER
                                  4,570,760                   6,981

     Transactions in common shares of capital stock for the period ended April 30, 2003 were as follows:

                    COMMON SHARES ISSUED IN CONNECTION WITH:

                                                                    NET INCREASE
                              UNDERWRITERS'   REINVESTMENT OF          IN COMMON
          INITIAL PUBLIC  EXERCISE OF OVER-     DIVIDENDS AND             SHARES
                OFFERING   ALLOTMENT OPTION     DISTRIBUTIONS        OUTSTANDING
               4,206,981            350,000            13,779          4,570,760

     NOTE E--UNAUDITED FINANCIAL INFORMATION:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS Real Estate Income Fund
--------------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

                                                                                                   PERIOD FROM
                                                                                            NOVEMBER 29, 2002^
                                                                                                  TO APRIL 30,
                                                                                                          2003
                                                                                            ------------------
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 14.33
                                                                                                       -------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                               .51
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                                           .83
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
FROM NET INVESTMENT INCOME                                                                                (.02)
                                                                                                       -------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                        1.32
                                                                                                       -------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
FROM NET INVESTMENT INCOME                                                                                (.46)
                                                                                                       -------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                                 (.03)
ISSUANCE OF PREFERRED SHARES                                                                              (.14)
                                                                                                       -------
TOTAL CAPITAL CHARGES                                                                                     (.17)
                                                                                                       -------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                                            $ 15.02
                                                                                                       -------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                               $ 15.51
                                                                                                       -------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                              +8.19%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                                 +6.69%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                              $  68.6
PREFERRED STOCK, AT REDEMPTION VALUE ($25,000 PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)          $  31.5
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                          1.60%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS++                           1.60%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                            8.72%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS                                                                        .35%*
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS                                                                       8.37%*
PORTFOLIO TURNOVER RATE                                                                                      2%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                                            $79,480

See Notes to Financial Highlights      18

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO FINANCIAL HIGHLIGHTS REAL ESTATE INCOME FUND
-----------------------------------------------------

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Total return would have been lower if Management had not waived a portion of the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets applicable to common shareholders would have been:

                                                           PERIOD ENDED
                                                              APRIL 30,
                                                                   2003
                                                                    2.11%(1)

(1)  Period from November 29, 2002 to April 30, 2003.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on preferred shares) from the Fund's total assets and dividing by the number of AMPS outstanding.

++ Expense ratios do not include the effect of dividend payments to preferred shareholders. Income ratios include income earned on assets attributable to preferred shares. Each ratio of expenses to average net assets applicable to common shareholders and each ratio of net investment income (loss) to average net assets applicable to common shareholders includes the effect of the net interest expense paid on interest rate swap contracts of 0.49%.

DIVIDEND REINVESTMENT PLAN
--------------------------

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. Upon any termination, the Plan Agent will cause a certificate or certificates for the number of Shares held for each Participant under the Plan to be delivered to the Participant (or if the Shares are not then in certificated form, will cause the Shares to be transferred to the Participant) without charge.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIVIDEND REINVESTMENT PLAN CONT'D
---------------------------------

If you would like to change your option, please contact the Plan Agent in writing at The Bank of New York, ATTN: Stock Transfer Administration, 101 Barclay Street, 11-E, New York, New York 10286. If you have any questions concerning the Plan please call The Bank of New York at 1-800-524-4458.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

DIRECTORY
---------

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

DIRECTORS AND OFFICERS (UNAUDITED)
----------------------------------

The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS I
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)                Counsel, Carter Ledyard & Milburn LLP (law firm)       35         Director, American
Director                         since October 2002; Formerly, Attorney at Law and                 Bar Retirement
                                 President, Faith Colish, A Professional                           Association (ABRA)
                                 Corporation, 1980 to 2002.                                        since 1997 (not-for-
                                                                                                   profit membership
                                                                                                   association).
-----------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)              Consultant, C.A. Harvey Associates, since June         35         Member, Individual Investors
Director                         2001; Director, AARP, 1978 to December 2000.                      Advisory Committee to the
                                                                                                   New York Stock Exchange
                                                                                                   Board of Directors, 1998 to
                                                                                                   June 2002; President,
                                                                                                   Board of Associates to
                                                                                                   The National Rehabilitation
                                                                                                   Hospital's Board of Directors,
                                                                                                   since 2002; Member, American
                                                                                                   Savings Education Council's
                                                                                                   Policy Board (ASEC),
                                                                                                   1998-2000; Member,
                                                                                                   Executive Committee, Crime
                                                                                                   Prevention Coalition of
                                                                                                   America, 1997-2000.
-----------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)           Founding General Partner, Oxford Partners and          35         Director, Capital Cash
Director                         Oxford Bioscience Partners (venture capital                       Management Trust (money
                                 partnerships) and President, Oxford                               market fund), Naragansett
                                 Venture Corporation.                                              Insured Tax-Free Income
                                                                                                   Fund, Rocky Mountain
                                                                                                   Equity Fund, Prime Cash
                                                                                                   Fund, several private
                                                                                                   companies and QuadraMed
                                                                                                   Corporation (NASDAQ).
-----------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)              Regional Manager for Atlanta Region, Ford              35
Director                         Motor Credit Company since August 1997; prior
                                 thereto, President, Ford Life Insurance Company,
                                 April 1995 until August 1997.
-----------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED
  PERSON"
-----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (44)           Executive Vice President, Neuberger Berman since       35         Executive Vice President,
Chief Executive Officer,         1999; Principal, Neuberger Berman from 1997 until                 Neuberger Berman Inc.
Director and Chairman            1999; Senior Vice President, NB Management                        (holding company) since
of the Board                     from 1996 until 1999.                                             1999; Director, Neuberger
                                                                                                   Berman Inc. from 1999
                                                                                                   through March 2003;
                                                                                                   President and Director, NB
                                                                                                   Management since 1999;
                                                                                                   Director and Vice President,
                                                                                                   Neuberger & Berman Agency,
                                                                                                   Inc. since 2000.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS II
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)                 Consultant. Formerly, Chairman and Chief               35         Independent Trustee or
Director                         Investment Officer, CDC Capital Management                        Director of three series of
                                 (registered investment adviser), 1993-January                     OppenheimerFunds:
                                 1999; prior thereto, President and Chief Executive                Limited Term New York
                                 Officer, AMA Investment Advisors, an affiliate of                 Municipal Fund, Rochester
                                 the American Medical Association.                                 Fund Municipals, and
                                                                                                   Oppenheimer Convertible
                                                                                                   Securities Fund, since 1992.
-----------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (70)                Attorney at Law. Senior Counsel, Loews                 35
Director                         Corporation (diversified financial corporation)
                                 May 2002 until April 2003; prior thereto, Senior
                                 Vice President, Secretary and General Counsel,
                                 Loews Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)           Senior Vice President, Burnham Securities Inc.         35         Director, 92nd Street Y
Director                         (a registered broker-dealer) since 1991.                          (non-profit) since 1967;
                                                                                                   Formerly, Director, Cancer
                                                                                                   Treatment Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

DIRECTORS AND OFFICERS (UNAUDITED) CONT'D
-----------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)             General Partner, Seip Investments LP (a private        35         Director, H&R Block, Inc.
Director                         investment partnership); President and                            (financial services company)
                                 CEO, Westaff, Inc. (temporary staffing), May 2001                 since May 2001; Director,
                                 to January 2002; Senior Executive at the Charles                  General Magic (voice recognition
                                 Schwab Corporation from 1983 to 1999, including                   software) since November
                                 Chief Executive Officer, Charles Schwab                           2001; Director, Forward
                                 Investment Management, Inc. and Trustee, Schwab                   Management, Inc. (asset
                                 Family of Funds and Schwab Investments from                       management) since 2001;
                                 1997 to 1998 and Executive Vice President-Retail                  Director, E-Finance
                                 Brokerage, Charles Schwab Investment                              Corporation (credit decisioning
                                 Management from 1994 to 1997.                                     services) since 1999; Director,
                                                                                                   Save-Daily.com (micro investing
                                                                                                   services) since 1999; Formerly,
                                                                                                   Director, Offroad Capital Inc.
                                                                                                   (pre-public internet
                                                                                                   commerce company).
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED
  PERSON"
-----------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (62)             Executive Vice President and Chief Investment          35         Director, Dale Carnegie and
President and Director           Officer, Neuberger Berman since 2002 and 2003,                    Associates, Inc. (private
                                 respectively; Director and Chairman, NB                           company) since 1998;
                                 Management since December 2002; Executive                         Director, Emagin Corp.
                                 Vice President, Citigroup Investments, Inc. from                  (public company) since
                                 September 1995 to February 2002; Executive Vice                   1997; Director, Solbright,
                                 President, Citigroup Inc. from September 1995 to                  Inc. (private company) since
                                 February 2002.                                                    1998; Director, Infogate,
                                                                                                   Inc. (private company)
                                                                                                   since 1997.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS III
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (70)            Consultant; Retired President and Director,            35
Director                         Teachers Insurance & Annuity (TIAA) and College
                                 Retirement Equities Fund (CREF).
-----------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)            Professor of Finance and Economics, Stern              35         Director, Delaware Labs
Director                         School of Business, New York University.                          (cosmetics) since 1978.
-----------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (66)            Retired. Formerly, Vice President and Special          35         Director, WHX Corporation
Director                         Counsel, WHX Corporation (holding company)                        (holding company) since
                                 1993-2001.                                                        August 2002; Director,
                                                                                                   Webfinancial Corporation
                                                                                                   (holding company)
                                                                                                   since December 2002;
                                                                                                   Director, State Theatre of New
                                                                                                   Jersey (not-for-profit theater)
                                                                                                   since 2000; Formerly, Director,
                                                                                                   Kevlin Corporation
                                                                                                   (manufacturer of microwave
                                                                                                   and other products).
-----------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)            Retired. Senior Vice President, Foodmaker, Inc.        35         Director, Pro-Kids Golf and
Director                         (operator and franchiser of restaurants)                          Learning Academy (teach
                                 until January 1997.                                               golf and computer usage to
                                                                                                   "at risk" children) since 1998;
                                                                                                   Director, Prandium, Inc.
                                                                                                   (restaurants) from March 2001
                                                                                                   until July 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)         Private investor and consultant specializing in the    35         Director, Providence
Director                         insurance industry; Advisory Director, Securitas                  Washington (property and
                                 Capital LLC (a global private equity investment                   casualty insurance company)
                                 firm dedicated to making investments in the                       since December 1998;
                                 insurance sector).                                                Director, Summit Global
                                                                                                   Partners (insurance brokerage
                                                                                                   firm) since October 2000.
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED
  PERSON"
-----------------------------------------------------------------------------------------------------------------------------------
Edward I.O'Brien* (74)           Member, Investment Policy Committee, Edward            35         Director, Legg Mason, Inc.
Director                         Jones 1993-2001; President, Securities Industry                   (financial services holding
                                 Association ("SIA") (securities industry's                        company) since 1993;
                                 representative in government relations and                        Director, Boston Financial
                                 regulatory matters at the federal and state levels)               Group (real estate and tax
                                 1974-1992; Adviser to SIA, November 1992-                         shelters) 1993-1999.
                                 November 1993.
-----------------------------------------------------------------------------------------------------------------------------------

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

DIRECTORS AND OFFICERS (UNAUDITED) CONT'D
-----------------------------------------

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                       POSITION AND
NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                           PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (46)          Secretary since 2002                       Vice President-Mutual Fund Board Relations,
                                                                            NB Management since 2000; Vice President,
                                                                            Neuberger Berman since 2002 and employee
                                                                            since 1999; Vice President, NB Management
                                                                            from 1986 to 1999; Secretary, nine registered
                                                                            investment companies for which NB
                                                                            Management acts as investment manager and
                                                                            administrator (four since 2002 and two
                                                                            since 2003).

Robert Conti (46)                Vice President since 2002                  Senior Vice President, Neuberger Berman
                                                                            since 2003; Vice President, Neuberger Berman
                                                                            from 1999 until 2003; Senior Vice President,
                                                                            NB Management since 2000; Controller, NB
                                                                            Management until 1996; Treasurer, NB
                                                                            Management from 1996 until 1999; Vice
                                                                            President, nine registered investment companies
                                                                            for which NB Management acts as investment
                                                                            manager and administrator (three since 2000,
                                                                            four since 2002 and two since 2003).

Brian J. Gaffney (49)            Vice President since 2002                  Managing Director, Neuberger Berman since
                                                                            1999; Senior Vice President, NB Management
                                                                            since 2000; Vice President, NB Management
                                                                            from 1997 until 1999; Vice President, nine
                                                                            registered investment companies for which NB
                                                                            Management acts as investment manager and
                                                                            administrator (three since 2000, four
                                                                            since 2002 and two since 2003).

Sheila R. James (37)             Assistant Secretary since 2002             Employee, Neuberger Berman since 1999;
                                                                            Employee, NB Management from 1991 to
                                                                            1999; Assistant Secretary, nine registered
                                                                            investment companies for which NB
                                                                            Management acts as investment manager and
                                                                            administrator (seven since 2002 and two
                                                                            since 2003).

Kevin Lyons (47)                 Assistant Secretary since 2003             Employee, Neuberger Berman since 1999;
                                                                            Employee, NB Management from 1993 to
                                                                            1999; Assistant Secretary, nine registered
                                                                            investment companies for which NB
                                                                            Management acts as investment manager and
                                                                            administrator (since 2003).

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                       POSITION AND
NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                           PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
John M. McGovern (33)            Assistant Treasurer since 2002             Employee, NB Management since 1993;
                                                                            Assistant Treasurer, nine registered investment
                                                                            companies for which NB Management acts as
                                                                            investment manager and administrator (seven
                                                                            since 2002 and two since 2003).

Barbara Muinos (44)              Treasurer and Principal Financial and      Vice President, Neuberger Berman since
                                 Accounting Officer since 2002              1999; Assistant Vice President, NB
                                                                            Management from 1993 to 1999; Treasurer
                                                                            and Principal Financial and Accounting
                                                                            Officer, nine registered investment companies
                                                                            for which NB Management acts as investment
                                                                            manager and administrator (seven since 2002
                                                                            and two since 2003); Assistant Treasurer, three
                                                                            registered investment companies for which NB
                                                                            Management acts as investment manager and
                                                                            administrator from 1996 until 2002.

Frederic B. Soule (57)           Vice President since 2002                  Senior Vice President, Neuberger Berman
                                                                            since 2003; Vice President, Neuberger Berman
                                                                            from 1999 until 2003; Vice President, NB
                                                                            Management from 1995 until 1999; Vice
                                                                            President, nine registered investment
                                                                            companies for which NB Management acts as
                                                                            investment manager and administrator (three
                                                                            since 2000, four since 2002 and two
                                                                            since 2003).

Trani Jo Wyman (33)              Assistant Treasurer since 2002             Employee, NB Management since 1991;
                                                                            Assistant Treasurer, nine registered investment
                                                                            companies for which NB Management acts as
                                                                            investment manager and administrator (seven
                                                                            since 2002 and two since 2003).

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                                [NEUBERGER BERMAN LOGO]

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                INSTITUTIONAL SERVICES
                                                800.366.6264
                                                www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.

                                                [RECYCLED SYMBOL] DO122 06/03

ITEM 2. CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of the Company have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Company is accumulated and communicated to the Company's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of
     Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund Inc.

By:  /s/ Peter E. Sundman
   ----------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  July 7, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Barbara Muinos
   ----------------------------
     Barbara Muinos
     Treasurer

Date:  July 7, 2003